Short Term Deposits (Details) - Schedule of short term deposits (Parentheticals)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Short Term Deposits [Abstract]
Annual average interest rates	0.30%	0.60%